GUARANTEES AND CHARGES	12 Months Ended
Dec. 31, 2018
Disclosure of guarantees and charges [Abstract]
GUARANTEES AND CHARGES
Note 18: -	Guarantees and charges

The Company provided a bank guarantees in the amount of $ 208 thousands in favor of the Lessor of its leased office facility in Rehovot, Israel, and for other obligation, as guarantee for meeting its obligations under the lease agreement.

The Company pledged specific purchased assets as collateral against loans, in the original amount of NIS 8,355 thousands, received to fund the purchase of such assets.